UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-00058)

Exact name of registrant as specified in charter:	George Putnam Balanced Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	July 31, 2016

Date of reporting period:	April 30, 2016

Item 1. Schedule of Investments:

George Putnam Balanced Fund

The fund's portfolio
4/30/16 (Unaudited)

COMMON STOCKS (60.5%)(a)
		Shares	Value

Basic materials (2.6%)

Air Products & Chemicals, Inc.		10,031	$1,463,423

Albemarle Corp.		6,571	434,737

Alcoa, Inc.		37,645	420,495

ArcelorMittal SA (France)		59,232	335,514

Axalta Coating Systems, Ltd.(NON)		39,603	1,127,497

Axiall Corp.		14,462	340,580

CF Industries Holdings, Inc.		15,020	496,711

Dow Chemical Co. (The)		64,329	3,384,349

E.I. du Pont de Nemours & Co.		54,262	3,576,408

Fortune Brands Home & Security, Inc.		35,717	1,979,079

Hi-Crush Partners LP (Units)		6,504	45,528

LafargeHolcim, Ltd. (Switzerland)		4,610	233,038

Martin Marietta Materials, Inc.		4,059	686,905

Newmont Mining Corp.		29,069	1,016,543

Nucor Corp.		12,659	630,165

PPG Industries, Inc.		19,101	2,108,559

Praxair, Inc.		13,610	1,598,631

Sealed Air Corp.		31,861	1,508,937

Sherwin-Williams Co. (The)		21,449	6,162,512

Smurfit Kappa Group PLC (Ireland)		22,130	585,371

Steel Dynamics, Inc.		11,375	286,764

Symrise AG (Germany)		45,143	2,989,038

W.R. Grace & Co.(NON)		4,562	349,814

			31,760,598
Capital goods (3.6%)

Airbus Group SE (France)		12,902	807,376

Allegion PLC (Ireland)		7,474	489,173

Ball Corp.		12,091	863,056

Embraer SA ADR (Brazil)		30,142	696,280

General Dynamics Corp.		67,351	9,464,163

Honeywell International, Inc.		50,917	5,818,286

Manitowoc Foodservice, Inc.(NON)		275,304	4,132,313

Northrop Grumman Corp.		61,744	12,735,300

Pentair PLC		18,806	1,092,252

Raytheon Co.		19,007	2,401,534

Stericycle, Inc.(NON)		16,566	1,583,047

United Technologies Corp.		31,808	3,319,801

			43,402,581
Communication services (3.4%)

American Tower Corp.(R)		55,757	5,847,794

AT&T, Inc.		220,269	8,550,843

Charter Communications, Inc. Class A(NON)		24,750	5,252,940

Comcast Corp. Class A		106,965	6,499,193

DISH Network Corp. Class A(NON)		17,743	874,552

Equinix, Inc.(R)		4,896	1,617,394

Frontier Communications Corp.		430,488	2,393,513

Level 3 Communications, Inc.(NON)		53,503	2,796,067

Liberty Global PLC Ser. A (United Kingdom)(NON)		125,868	4,749,000

Time Warner Cable, Inc.		11,540	2,447,749

			41,029,045
Communications equipment (0.7%)

Cisco Systems, Inc.		290,121	7,975,426

			7,975,426
Computers (2.4%)

Apple, Inc.		238,038	22,313,682

Castlight Health, Inc. Class B(NON)		252,121	907,636

EMC Corp.		160,009	4,177,835

HP, Inc.		116,184	1,425,578

			28,824,731
Conglomerates (0.9%)

Danaher Corp.		38,175	3,693,431

Tyco International PLC		184,891	7,122,001

			10,815,432
Consumer cyclicals (7.4%)

Advance Auto Parts, Inc.		14,093	2,199,917

Amazon.com, Inc.(NON)		21,215	13,993,202

Brunswick Corp.		20,096	965,211

CaesarStone Sdot-Yam, Ltd. (Israel)(NON)		39,081	1,447,169

CBS Corp. Class B (non-voting shares)		47,073	2,631,851

Criteo SA ADR (France)(NON)		17,045	710,606

Ctrip.com International, Ltd. ADR (China)(NON)		55,111	2,403,391

Dollar General Corp.		36,378	2,979,722

Five Below, Inc.(NON)		39,114	1,631,054

Gap, Inc. (The)		79,633	1,845,893

GNC Holdings, Inc. Class A		14,364	349,907

Hanesbrands, Inc.		98,492	2,859,223

Hilton Worldwide Holdings, Inc.		141,753	3,125,654

Home Depot, Inc. (The)		53,599	7,176,370

Johnson Controls, Inc.		39,604	1,639,606

Live Nation Entertainment, Inc.(NON)		188,823	4,055,918

Marriott International, Inc./MD Class A		16,005	1,121,790

MasterCard, Inc. Class A		39,915	3,871,356

Michaels Cos., Inc. (The)(NON)		31,616	898,843

NIKE, Inc. Class B		93,198	5,493,090

PayPal Holdings, Inc.(NON)		58,138	2,277,847

Penn National Gaming, Inc.(NON)		110,689	1,785,414

Priceline Group, Inc. (The)(NON)		4,426	5,947,039

RE/MAX Holdings, Inc. Class A		70,277	2,586,194

Rollins, Inc.		59,023	1,585,948

Tiffany & Co.		11,278	804,685

Time Warner, Inc.		42,152	3,167,301

TJX Cos., Inc. (The)		55,258	4,189,662

Vulcan Materials Co.		1,933	208,049

Wal-Mart Stores, Inc.		24,984	1,670,680

Walt Disney Co. (The)		27,067	2,794,938

Wynn Resorts, Ltd.		23,731	2,095,447

			90,512,977
Consumer staples (6.5%)

Avon Products, Inc.		104,018	489,925

Blue Buffalo Pet Products, Inc.(NON)		22,405	554,748

Bright Horizons Family Solutions, Inc.(NON)		23,655	1,552,241

Chipotle Mexican Grill, Inc.(NON)		749	315,307

Costco Wholesale Corp.		28,221	4,180,377

Coty, Inc. Class A		183,660	5,583,264

CVS Health Corp.		64,986	6,531,093

Delivery Hero Holding GmbH (acquired 6/12/15 cost $446,716) (Private) (Germany)(F)(RES)(NON)		58	320,701

Dr. Pepper Snapple Group, Inc.		44,957	4,087,041

Edgewell Personal Care Co.		66,324	5,443,211

Groupon, Inc.(NON)		59,010	213,616

JM Smucker Co. (The)		16,565	2,103,424

Kraft Heinz Co. (The)		53,375	4,166,986

Molson Coors Brewing Co. Class B		29,482	2,819,364

Mondelez International, Inc. Class A		87,016	3,738,207

Monster Beverage Corp.(NON)		34,928	5,037,316

Netflix, Inc.(NON)		7,650	688,730

Nomad Foods, Ltd. (United Kingdom)(NON)		51,680	420,675

PepsiCo, Inc.		84,665	8,717,108

Philip Morris International, Inc.		92,904	9,115,740

Pinnacle Foods, Inc.		12	511

Restaurant Brands International LP (Units) (Canada)		173	7,466

Restaurant Brands International, Inc. (Canada)		56,231	2,432,553

Spectrum Brands Holdings, Inc.		4,551	516,994

TreeHouse Foods, Inc.(NON)		19,604	1,732,994

Ulta Salon, Cosmetics & Fragrance, Inc.(NON)		4,363	908,726

Walgreens Boots Alliance, Inc.		61,264	4,857,010

Yum! Brands, Inc.		40,112	3,191,311

			79,726,639
Electronics (1.8%)

Agilent Technologies, Inc.		74,378	3,043,548

Analog Devices, Inc.		17,721	998,047

Broadcom, Ltd.		22,954	3,345,546

Cavium, Inc.(NON)		30,776	1,519,411

Intel Corp.		37,422	1,133,138

L-3 Communications Holdings, Inc.		24,400	3,209,332

Micron Technology, Inc.(NON)		176,433	1,896,655

ON Semiconductor Corp.(NON)		61,922	586,401

QUALCOMM, Inc.		50,125	2,532,315

TE Connectivity, Ltd.		35,649	2,120,403

Texas Instruments, Inc.		26,611	1,517,891

			21,902,687
Energy (4.5%)

Anadarko Petroleum Corp.		157,762	8,323,523

Apache Corp.		29,940	1,628,736

Baker Hughes, Inc.		9,601	464,304

C&J Energy Services, Ltd.(NON)		31,232	45,286

Cabot Oil & Gas Corp.		22,948	536,983

Calfrac Well Services, Ltd. (Canada)		30,293	45,149

California Resources Corp.		4,689	10,316

Cenovus Energy, Inc. (Canada)		101,430	1,607,908

Cheniere Energy, Inc.(NON)		14,502	563,838

Chevron Corp.		39,317	4,017,411

Cimarex Energy Co.		4,860	529,157

Concho Resources, Inc.(NON)		7,007	814,003

ConocoPhillips		80,109	3,828,409

Continental Resources, Inc.(NON)		38,117	1,420,239

Diamondback Energy, Inc.(NON)		4,361	377,575

Enterprise Products Partners LP		55,020	1,468,484

EOG Resources, Inc.		51,111	4,222,791

Exxon Mobil Corp.		18,692	1,652,373

Frank's International NV (Netherlands)		10,302	171,528

Gulfport Energy Corp.(NON)		6,414	200,758

Halliburton Co.		58,060	2,398,459

Hess Corp.		9,375	558,938

Independence Contract Drilling, Inc.(NON)		59,300	236,014

Marathon Oil Corp.		147,786	2,082,305

Occidental Petroleum Corp.		46,095	3,533,182

Oceaneering International, Inc.		3,130	114,715

Pioneer Natural Resources Co.		17,514	2,909,075

Royal Dutch Shell PLC Class A (United Kingdom)		170,799	4,469,509

Schlumberger, Ltd.		11,160	896,594

Suncor Energy, Inc. (Canada)		154,485	4,537,224

Weatherford International PLC(NON)		67,766	550,938

			54,215,724
Financials (9.6%)

AllianceBernstein Holding LP		86,530	2,032,590

American International Group, Inc.		108,296	6,045,083

Ameriprise Financial, Inc.		19,897	1,908,122

Assured Guaranty, Ltd.		105,014	2,716,712

AvalonBay Communities, Inc.(R)		11,672	2,063,493

Bank of America Corp.		661,469	9,630,989

Bank of New York Mellon Corp. (The)		92,887	3,737,773

Bats Global Markets, Inc.(NON)		19,255	456,536

Berkshire Hathaway, Inc. Class B(NON)		13,253	1,928,046

Boston Properties, Inc.(R)		15,992	2,060,729

Capital One Financial Corp.		33,766	2,444,321

CBRE Group, Inc. Class A(NON)		10,841	321,219

Charles Schwab Corp. (The)		206,897	5,877,944

Chubb, Ltd.		29,249	3,447,287

Citigroup, Inc.		54,557	2,524,898

Equity Lifestyle Properties, Inc.(R)		15,012	1,028,172

Essex Property Trust, Inc.(R)		3,546	781,716

Federal Realty Investment Trust(R)		6,668	1,014,069

Gaming and Leisure Properties, Inc.(R)		60,302	1,977,303

General Growth Properties(R)		58,849	1,649,537

Genworth Financial, Inc. Class A(NON)		302,791	1,038,573

Goldman Sachs Group, Inc. (The)		8,080	1,326,009

Hartford Financial Services Group, Inc. (The)		83,643	3,712,076

Invesco, Ltd.		56,425	1,749,739

JPMorgan Chase & Co.		202,674	12,808,997

KeyCorp		246,607	3,030,800

Kimco Realty Corp.(R)		16,682	469,098

KKR & Co. LP		298,305	4,056,948

Oportun Financial Corp. (acquired 6/23/15, cost $386,984) (Private)(F)(RES)(NON)		135,784	348,286

Pebblebrook Hotel Trust(R)		14,588	403,212

Prudential PLC (United Kingdom)		160,520	3,175,486

Public Storage(R)		7,756	1,898,746

Regions Financial Corp.		183,737	1,723,453

Simon Property Group, Inc.(R)		11,611	2,335,785

Synchrony Financial(NON)		146,392	4,475,203

U.S. Bancorp		113,096	4,828,068

Visa, Inc. Class A		101,211	7,817,538

Vornado Realty Trust(R)		7,703	737,408

Wells Fargo & Co.		141,248	7,059,575

			116,641,539
Health care (7.3%)

Abbott Laboratories		15,119	588,129

Aetna, Inc.		10,145	1,138,979

Allergan PLC(NON)		34,956	7,570,071

AMAG Pharmaceuticals, Inc.(NON)		21,442	568,642

Amgen, Inc.		30,182	4,777,811

Anthem, Inc.		4,088	575,468

Baxter International, Inc.		8,713	385,289

Becton Dickinson and Co.		19,445	3,135,701

Biogen, Inc.(NON)		16,260	4,471,337

Boston Scientific Corp.(NON)		44,783	981,643

Bristol-Myers Squibb Co.		76,638	5,531,731

C.R. Bard, Inc.		12,439	2,639,183

Cardinal Health, Inc.		23,187	1,819,252

Celgene Corp.(NON)		57,290	5,924,359

Cigna Corp.		18,301	2,535,421

Cooper Cos., Inc. (The)		11,266	1,724,599

DexCom, Inc.(NON)		8,187	527,079

Edwards Lifesciences Corp.(NON)		13,174	1,399,211

Eli Lilly & Co.		57,708	4,358,685

Express Scripts Holding Co.(NON)		19,333	1,425,422

Gilead Sciences, Inc.		88,840	7,836,576

Henry Schein, Inc.(NON)		6,436	1,085,753

HTG Molecular Diagnostics, Inc.(NON)		7,092	20,567

Intuitive Surgical, Inc.(NON)		4,687	2,935,749

Jazz Pharmaceuticals PLC(NON)		6,444	971,111

Johnson & Johnson		29,750	3,334,380

Medivation, Inc.(NON)		50,153	2,898,843

Medtronic PLC		22,314	1,766,153

Merck & Co., Inc.		65,236	3,577,542

Mylan NV(NON)		78,270	3,264,642

Pfizer, Inc.		148,086	4,843,893

Press Ganey Holdings, Inc.(NON)		14,485	441,358

Service Corp. International/US		40,077	1,068,854

TESARO, Inc.(NON)		29,089	1,205,448

Ventas, Inc.(R)		26,100	1,621,332

			88,950,213
Miscellaneous (—%)

Silver Run Acquisition Corp. (Units)(NON)		17,470	180,290

			180,290
Semiconductor (0.2%)

Lam Research Corp.		34,985	2,672,854

			2,672,854
Software (2.2%)

Adobe Systems, Inc.(NON)		27,452	2,586,527

Electronic Arts, Inc.(NON)		35,888	2,219,673

Microsoft Corp.		370,690	18,486,310

Oracle Corp.		35,667	1,421,687

Tencent Holdings, Ltd. (China)		70,081	1,422,107

TubeMogul, Inc.(NON)		47,560	616,378

			26,752,682
Technology services (3.9%)

Alibaba Group Holding, Ltd. ADR (China)(NON)		16,013	1,232,040

Alphabet, Inc. Class A(NON)		27,209	19,260,707

Computer Sciences Corp.		48,070	1,592,559

Facebook, Inc. Class A(NON)		117,683	13,837,167

Fidelity National Information Services, Inc.		32,031	2,107,640

GoDaddy, Inc. Class A(NON)		22,332	678,223

Hewlett Packard Enterprise Co.		113,443	1,889,960

salesforce.com, Inc.(NON)		56,260	4,264,508

Wix.com, Ltd. (Israel)(NON)		31,642	782,190

Yahoo!, Inc.(NON)		63,516	2,324,686

			47,969,680
Transportation (1.1%)

American Airlines Group, Inc.		83,311	2,890,059

Union Pacific Corp.		88,303	7,702,671

United Parcel Service, Inc. Class B		31,450	3,304,452

			13,897,182
Utilities and power (2.4%)

American Electric Power Co., Inc.		25,095	1,593,533

American Water Works Co., Inc.		31,288	2,276,515

Calpine Corp.(NON)		201,867	3,185,461

Edison International		19,119	1,351,904

ENI SpA (Italy)		141,654	2,315,565

Exelon Corp.		127,382	4,469,834

NextEra Energy Partners LP		35,401	1,022,735

NextEra Energy, Inc.		31,132	3,660,501

NRG Energy, Inc.		210,642	3,180,694

NRG Yield, Inc. Class C		65,064	1,052,736

PG&E Corp.		53,972	3,141,170

Sempra Energy		19,625	2,028,244

			29,278,892

Total common stocks (cost $704,638,440)			$736,509,172

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (7.0%)(a)
		Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (2.5%)

Government National Mortgage Association Pass-Through Certificates
3 1/2s, with due dates from February 20, 2045 to November 20, 2045		$3,188,275	$3,386,165
3 1/2s, TBA, May 1, 2046		12,000,000	12,676,874
3s, TBA, June 1, 2046		7,000,000	7,233,242
3s, TBA, May 1, 2046		7,000,000	7,248,282

			30,544,563
U.S. Government Agency Mortgage Obligations (4.5%)

Federal Home Loan Mortgage Corporation Pass-Through Certificates
6s, March 1, 2035		2,395	2,773
4s, with due dates from July 1, 2042 to June 1, 2043		5,378,371	5,762,452
3 1/2s, with due dates from December 1, 2042 to April 1, 2043		779,617	824,841
3s, with due dates from March 1, 2043 to July 1, 2043		2,759,756	2,836,403

Federal National Mortgage Association Pass-Through Certificates
5 1/2s, with due dates from July 1, 2033 to November 1, 2038		3,180,625	3,585,884
5s, with due dates from August 1, 2033 to January 1, 2039		859,736	956,890
4 1/2s, November 1, 2044		7,761,861	8,559,878
4 1/2s, TBA, May 1, 2046		13,000,000	14,155,781
4s, May 1, 2044		324,881	348,092
4s, TBA, May 1, 2046		5,000,000	5,342,188
3 1/2s, with due dates from May 1, 2043 to March 1, 2045		3,925,320	4,123,236
3s, with due dates from February 1, 2043 to May 1, 2043		1,628,194	1,674,686
3s, TBA, May 1, 2046		6,000,000	6,152,344

			54,325,448

Total U.S. government and agency mortgage obligations (cost $84,458,415)			$84,870,011

U.S. TREASURY OBLIGATIONS (13.5%)(a)
		Principal amount	Value

U.S. Treasury Bonds
3 3/4s, November 15, 2043(SEGSF)		$2,220,000	$2,734,971
2 3/4s, August 15, 2042(SEGSF)		11,800,000	12,106,431

U.S. Treasury Notes
2s, November 30, 2020(SEGSF)		39,190,000	40,484,187
1 3/4s, May 31, 2016		7,930,000	7,938,983
1 3/8s, September 30, 2018		29,620,000	29,994,877
1 1/8s, December 31, 2019		24,210,000	24,245,748
1s, August 31, 2016		13,290,000	13,319,176
0 3/4s, March 31, 2018		33,020,000	33,012,260
0 3/4s, December 31, 2017		1,190,000	1,190,139

Total U.S. treasury obligations (cost $162,774,009)			$165,026,772

CORPORATE BONDS AND NOTES (15.1%)(a)
		Principal amount	Value

Basic materials (0.8%)

Agrium, Inc. sr. unsec. notes 3 3/8s, 2025 (Canada)		$310,000	$309,894

Agrium, Inc. sr. unsec. unsub. notes 7 1/8s, 2036 (Canada)		182,000	223,841

ArcelorMittal SA sr. unsec. unsub. bonds 10.85s, 2019 (France)		400,000	460,000

CF Industries, Inc. company guaranty sr. unsec. notes 5 3/8s, 2044		330,000	323,934

CF Industries, Inc. company guaranty sr. unsec. notes 5.15s, 2034		408,000	403,083

CF Industries, Inc. company guaranty sr. unsec. unsub. notes 7 1/8s, 2020		78,000	89,618

Cytec Industries, Inc. sr. unsec. unsub. notes 3 1/2s, 2023		215,000	209,333

Eastman Chemical Co. sr. unsec. notes 3.8s, 2025		235,000	242,514

Eastman Chemical Co. sr. unsec. unsub. notes 6.3s, 2018		200,000	218,307

Freeport-McMoran Oil & Gas, LLC/FCX Oil & Gas, Inc. company guaranty sr. unsec. notes 6 3/4s, 2022		95,000	85,757

Georgia-Pacific, LLC sr. unsec. unsub. notes 7 3/4s, 2029		850,000	1,172,228

Glencore Funding, LLC 144A company guaranty sr. unsec. unsub. notes 4 5/8s, 2024		941,000	849,253

Glencore Funding, LLC 144A company guaranty sr. unsec. unsub. notes 4s, 2025		638,000	555,060

Glencore Funding, LLC 144A company guaranty sr. unsec. unsub. notes 2 7/8s, 2020		682,000	644,490

International Paper Co. sr. unsec. notes 8.7s, 2038		10,000	14,055

INVISTA Finance, LLC 144A company guaranty sr. notes 4 1/4s, 2019		356,000	343,750

LyondellBasell Industries NV sr. unsec. unsub. notes 4 5/8s, 2055		515,000	479,970

Union Carbide Corp. sr. unsec. unsub. bonds 7 3/4s, 2096		180,000	208,779

WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 8.2s, 2030		1,265,000	1,632,050

WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 7.95s, 2031		187,000	242,084

WestRock RKT Co. company guaranty sr. unsec. unsub. notes 4.45s, 2019		168,000	175,178

Weyerhaeuser Co. sr. unsec. unsub. notes 7 3/8s, 2032(R)		553,000	688,369

			9,571,547
Capital goods (0.4%)

Delphi Corp. company guaranty sr. unsec. notes 5s, 2023		125,000	132,813

Legrand France SA sr. unsec. unsub. notes 8 1/2s, 2025 (France)		767,000	1,032,625

Medtronic, Inc. company guaranty sr. unsec. sub. notes 4 3/8s, 2035		307,000	341,890

Medtronic, Inc. company guaranty sr. unsec. sub. notes 3 1/2s, 2025		327,000	350,735

Northrop Grumman Systems Corp. company guaranty sr. unsec. unsub. notes 7 7/8s, 2026		265,000	368,471

Parker Hannifin Corp. sr. unsec. unsub. notes Ser. MTN, 6 1/4s, 2038		975,000	1,300,087

Republic Services, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2019		240,000	265,524

United Technologies Corp. sr. unsec. unsub. notes 5.7s, 2040		100,000	127,042

United Technologies Corp. sr. unsec. unsub. notes 4 1/2s, 2042		225,000	250,596

			4,169,783
Communication services (1.3%)

America Movil SAB de CV company guaranty sr. unsec. unsub. notes 6 1/8s, 2040 (Mexico)		200,000	239,479

America Movil SAB de CV company guaranty sr. unsec. unsub. notes 2 3/8s, 2016 (Mexico)		280,000	280,540

American Tower Corp. sr. unsec. notes 4s, 2025(R)		335,000	350,553

American Tower Corp. sr. unsec. notes 3.4s, 2019(R)		735,000	758,158

AT&T, Inc. sr. unsec. unsub. notes 4 3/4s, 2046		122,000	122,930

CC Holdings GS V, LLC/Crown Castle GS III Corp. company guaranty sr. notes 3.849s, 2023		240,000	254,025

CCO Safari II, LLC 144A company guaranty sr. notes 6.484s, 2045		1,159,000	1,369,210

CCO Safari II, LLC 144A company guaranty sr. notes 4.908s, 2025		356,000	383,785

Comcast Cable Communications Holdings, Inc. company guaranty sr. unsec. notes 9.455s, 2022		645,000	913,896

Comcast Corp. company guaranty sr. unsec. unsub. notes 6 1/2s, 2035		268,000	367,840

Crown Castle International Corp. sr. unsec. notes 5 1/4s, 2023(R)		75,000	83,250

Crown Castle International Corp. sr. unsec. notes 4 7/8s, 2022(R)		313,000	341,170

Crown Castle Towers, LLC 144A company guaranty sr. notes 4.883s, 2020		710,000	759,265

Koninklijke KPN NV sr. unsec. unsub. bonds 8 3/8s, 2030 (Netherlands)		70,000	94,373

NBCUniversal Media, LLC company guaranty sr. unsec. unsub. notes 6.4s, 2040		380,000	522,831

Rogers Communications, Inc. company guaranty sr. unsec. bonds 8 3/4s, 2032 (Canada)		95,000	133,994

Rogers Communications, Inc. company guaranty sr. unsec. unsub. notes 4 1/2s, 2043 (Canada)		215,000	217,570

SBA Tower Trust 144A sr. notes 5.101s, 2017		1,125,000	1,128,192

TCI Communications, Inc. sr. unsec. unsub. notes 7 7/8s, 2026		610,000	860,794

Telecom Italia SpA 144A sr. unsec. notes 5.303s, 2024 (Italy)		1,000,000	1,045,250

Telefonica Emisiones SAU company guaranty sr. unsec. notes 4.57s, 2023 (Spain)		1,000,000	1,100,350

Telefonica Emisiones SAU company guaranty sr. unsec. unsub. notes 7.045s, 2036 (Spain)		355,000	460,738

Telefonica Emisiones SAU company guaranty sr. unsec. unsub. notes 5.462s, 2021 (Spain)		845,000	960,831

Verizon Communications, Inc. sr. unsec. unsub. notes 5.9s, 2054 (units)		5,200	142,584

Verizon Communications, Inc. sr. unsec. unsub. notes 5.05s, 2034		270,000	295,968

Verizon Communications, Inc. sr. unsec. unsub. notes 4.522s, 2048		982,000	996,527

Verizon Communications, Inc. sr. unsec. unsub. notes 4.4s, 2034		595,000	606,389

Verizon New Jersey, Inc. company guaranty sr. unsec. unsub. bonds 8s, 2022		770,000	957,300

			15,747,792
Conglomerates (0.1%)

General Electric Capital Corp. company guaranty sr. unsec. notes 6 3/4s, 2032		441,000	609,552

General Electric Co. jr. unsec. sub. FRB Ser. D, 5s, perpetual maturity		1,111,000	1,156,829

			1,766,381
Consumer cyclicals (1.8%)

21st Century Fox America, Inc. company guaranty sr. unsec. notes 7.85s, 2039		190,000	263,300

21st Century Fox America, Inc. company guaranty sr. unsec. notes 7 3/4s, 2024		1,045,000	1,270,264

Autonation, Inc. company guaranty sr. unsec. notes 4 1/2s, 2025		330,000	342,130

Autonation, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2020		847,000	923,638

Bed Bath & Beyond, Inc. sr. unsec. sub. notes 5.165s, 2044		705,000	638,035

CBS Corp. company guaranty sr. unsec. debs. 7 7/8s, 2030		1,187,000	1,657,197

Dollar General Corp. sr. unsec. sub. notes 3 1/4s, 2023		625,000	629,844

Expedia, Inc. company guaranty sr. unsec. unsub. notes 5.95s, 2020		579,000	640,278

Expedia, Inc. 144A company guaranty sr. unsec. unsub. notes 5s, 2026		375,000	382,220

Ford Motor Co. sr. unsec. unsub. notes 9.98s, 2047		135,000	202,079

Ford Motor Co. sr. unsec. unsub. notes 7 3/4s, 2043		1,290,000	1,677,587

Ford Motor Co. sr. unsec. unsub. notes 7.45s, 2031		24,000	31,851

Ford Motor Co. sr. unsec. unsub. notes 7.4s, 2046		200,000	265,695

Ford Motor Credit Co., LLC sr. unsec. unsub. notes 5 7/8s, 2021		318,000	367,093

Ford Motor Credit Co., LLC sr. unsec. unsub. notes 4.134s, 2025		477,000	505,396

General Motors Co. sr. unsec. unsub. notes 6 3/4s, 2046		844,000	1,018,517

General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. notes 4.3s, 2025		395,000	407,049

General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. notes 4s, 2025		250,000	252,005

General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. notes 3.45s, 2022		685,000	687,531

Grupo Televisa SAB sr. unsec. unsub. bonds 6 5/8s, 2040 (Mexico)		300,000	334,787

Grupo Televisa SAB sr. unsec. unsub. notes 5s, 2045 (Mexico)		355,000	333,547

Historic TW, Inc. company guaranty sr. unsec. unsub. bonds 9.15s, 2023		460,000	611,011

Host Hotels & Resorts LP sr. unsec. unsub. notes 6s, 2021(R)		320,000	360,701

Host Hotels & Resorts LP sr. unsec. unsub. notes 5 1/4s, 2022(R)		150,000	162,905

Hyatt Hotels Corp. sr. unsec. unsub. notes 3 3/8s, 2023		200,000	198,803

L Brands, Inc. company guaranty sr. unsec. notes 6 5/8s, 2021		435,000	493,725

Lear Corp. company guaranty sr. unsec. unsub. notes 5 3/8s, 2024		325,000	345,313

Macy's Retail Holdings, Inc. company guaranty sr. unsec. notes 6.9s, 2029		699,000	773,577

Macy's Retail Holdings, Inc. company guaranty sr. unsec. notes 6.7s, 2034		218,000	233,029

Macy's Retail Holdings, Inc. company guaranty sr. unsec. notes 6.65s, 2024		100,000	117,829

NVR, Inc. sr. unsec. notes 3.95s, 2022		435,000	445,370

O'Reilly Automotive, Inc. company guaranty sr. unsec. notes 3.85s, 2023		195,000	205,042

O'Reilly Automotive, Inc. company guaranty sr. unsec. sub. notes 3.55s, 2026		480,000	499,903

Omnicom Group, Inc. company guaranty sr. unsec. unsub. notes 3.6s, 2026		540,000	562,218

Owens Corning company guaranty sr. unsec. sub. notes 9s, 2019		880,000	1,021,370

Priceline Group, Inc. (The) sr. unsec. notes 3.65s, 2025		164,000	167,937

PulteGroup, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2026		470,000	485,275

QVC, Inc. company guaranty sr. notes 4.85s, 2024		390,000	394,400

S&P Global, Inc. company guaranty sr. unsec. unsub. notes 4.4s, 2026		670,000	742,039

Tiffany & Co. sr. unsec. unsub. notes 4.9s, 2044		460,000	447,554

Time Warner, Inc. company guaranty sr. unsec. bonds 7.7s, 2032		520,000	675,621

Viacom, Inc. sr. unsec. unsub. notes 5.85s, 2043		450,000	441,282

Vulcan Materials Co. sr. unsec. unsub. notes 4 1/2s, 2025		175,000	187,688

			22,402,635
Consumer staples (1.2%)

Anheuser-Busch InBev Finance, Inc. company guaranty sr. unsec. unsub. bonds 4.9s, 2046		907,000	1,028,591

Anheuser-Busch InBev Finance, Inc. company guaranty sr. unsec. unsub. bonds 3.65s, 2026		428,000	451,153

Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. notes 8.2s, 2039		165,000	255,909

Bacardi, Ltd. 144A unsec. notes 4 1/2s, 2021 (Bermuda)		495,000	523,235

Campbell Soup Co. sr. unsec. unsub. notes 8 7/8s, 2021		855,000	1,089,462

CVS Health Corp. 144A sr. unsec. sub. notes 4 3/4s, 2022		715,000	804,062

CVS Pass-Through Trust 144A sr. mtge. notes 7.507s, 2032		654,886	786,831

CVS Pass-Through Trust 144A sr. mtge. notes 4.704s, 2036		656,890	684,808

Diageo Investment Corp. company guaranty sr. unsec. notes 8s, 2022		820,000	1,064,833

ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 7s, 2037		1,434,000	1,853,399

ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 5 5/8s, 2042		553,000	642,395

ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 3.85s, 2024		211,000	223,427

Grupo Bimbo SAB de CV 144A company guaranty sr. unsec. unsub. notes 4 7/8s, 2044 (Mexico)		350,000	333,100

Kraft Foods Group, Inc. company guaranty sr. unsec. notes Ser. 144A, 6 7/8s, 2039		625,000	820,733

Kraft Foods Group, Inc. company guaranty sr. unsec. unsub. notes 6 1/2s, 2040		309,000	388,373

McDonald's Corp. sr. unsec. unsub. notes 5.7s, 2039		600,000	720,469

McDonald's Corp. sr. unsec. unsub. notes Ser. MTN, 6.3s, 2038		535,000	690,473

Newell Brands, Inc. sr. unsec. unsub. notes 4.2s, 2026		1,030,000	1,088,186

SABMiller Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 4.95s, 2042		200,000	226,433

Tyson Foods, Inc. company guaranty sr. unsec. bonds 4 7/8s, 2034		134,000	147,079

Tyson Foods, Inc. company guaranty sr. unsec. unsub. bonds 5.15s, 2044		191,000	218,590

			14,041,541
Energy (0.7%)

BG Energy Capital PLC 144A company guaranty sr. unsec. unsub. notes 4s, 2021 (United Kingdom)		250,000	266,609

BP Capital Markets PLC company guaranty sr. unsec. bonds 3.119s, 2026 (United Kingdom)		670,000	674,583

DCP Midstream Operating LP company guaranty sr. unsec. notes 2.7s, 2019		225,000	211,073

EOG Resources, Inc. sr. unsec. unsub. notes 5 5/8s, 2019		205,000	225,967

EQT Midstream Partners LP company guaranty sr. unsec. sub. notes 4s, 2024		575,000	512,894

Hess Corp. sr. unsec. unsub. notes 7.3s, 2031		388,000	425,295

Kerr-McGee Corp. company guaranty sr. unsec. unsub. notes 7 7/8s, 2031		1,070,000	1,220,619

Lukoil International Finance BV 144A company guaranty sr. unsec. notes 4.563s, 2023 (Russia)		315,000	307,125

Marathon Petroleum Corp. sr. unsec. unsub. notes 6 1/2s, 2041		175,000	178,116

Motiva Enterprises, LLC 144A sr. unsec. notes 6.85s, 2040		220,000	253,119

Noble Holding International, Ltd. company guaranty sr. unsec. unsub. notes 6.05s, 2041		390,000	251,550

Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 4 1/2s, 2026 (Mexico)		535,000	508,999

Pride International, Inc. company guaranty sr. unsec. unsub. notes 7 7/8s, 2040		760,000	564,300

Spectra Energy Capital, LLC company guaranty sr. unsec. sub. notes 6.2s, 2018		580,000	613,005

Spectra Energy Capital, LLC company guaranty sr. unsec. unsub. notes 8s, 2019		820,000	941,718

Statoil ASA company guaranty sr. unsec. notes 5.1s, 2040 (Norway)		480,000	557,973

Tosco Corp. company guaranty sr. unsec. notes 8 1/8s, 2030		600,000	769,746

Williams Partners LP sr. unsec. sub. notes 4.3s, 2024		322,000	290,605

			8,773,296
Financials (6.3%)

Aflac, Inc. sr. unsec. notes 6.45s, 2040		314,000	392,817

Aflac, Inc. sr. unsec. unsub. notes 6.9s, 2039		747,000	991,004

Air Lease Corp. sr. unsec. notes 3 3/4s, 2022		410,000	414,187

Air Lease Corp. sr. unsec. unsub. notes 3 3/8s, 2021		630,000	631,575

Ally Financial, Inc. sub. unsec. notes 5 3/4s, 2025		705,000	713,813

American Express Co. jr. unsec. sub. FRN Ser. C, 4.9s, perpetual maturity		310,000	279,527

American Express Co. sr. unsec. notes 7s, 2018		650,000	713,309

American International Group, Inc. jr. unsec. sub. FRB 8.175s, 2058		856,000	1,076,420

Aon PLC company guaranty sr. unsec. unsub. notes 4 1/4s, 2042		1,150,000	1,065,894

Assurant, Inc. sr. unsec. notes 6 3/4s, 2034		525,000	627,194

AXA SA 144A jr. unsec. sub. FRN 6.463s, perpetual maturity (France)		550,000	563,173

AXA SA 144A jr. unsec. sub. FRN 6.379s, perpetual maturity (France)		135,000	142,155

Banco del Estado de Chile 144A sr. unsec. notes 2s, 2017 (Chile)		400,000	401,465

Bank of America Corp. jr. unsec. sub. FRN Ser. AA, 6.1s, perpetual maturity		314,000	314,000

Bank of America Corp. unsec. sub. FRN 1.394s, 2026		275,000	234,731

Bank of America Corp. unsec. sub. notes 6.11s, 2037		600,000	697,747

Barclays Bank PLC unsec. sub. notes 7 5/8s, 2022 (United Kingdom)		525,000	572,250

Barclays Bank PLC 144A unsec. sub. notes 10.179s, 2021 (United Kingdom)		869,000	1,106,333

Bear Stearns Cos., Inc. (The) sr. unsec. notes 6.4s, 2017		500,000	534,236

Bear Stearns Cos., LLC (The) sr. unsec. unsub. notes 7 1/4s, 2018		331,000	362,553

Berkshire Hathaway Finance Corp. company guaranty sr. unsec. notes 4.3s, 2043		703,000	756,557

BNP Paribas SA 144A jr. unsec. sub. FRN 7.195s, perpetual maturity (France)		100,000	108,750

BPCE SA 144A unsec. sub. notes 5.7s, 2023 (France)		370,000	393,448

BPCE SA 144A unsec. sub. notes 5.15s, 2024 (France)		810,000	830,704

Camden Property Trust sr. unsec. unsub. notes 4 7/8s, 2023(R)		1,213,000	1,347,654

Cantor Fitzgerald LP 144A unsec. notes 6 1/2s, 2022		1,020,000	1,057,008

Capital One Bank USA NA unsec. sub. notes 3 3/8s, 2023		462,000	464,905

Capital One Financial Corp. unsec. sub. notes 4.2s, 2025		295,000	301,504

CBRE Services, Inc. company guaranty sr. unsec. notes 5 1/4s, 2025		257,000	267,415

CBRE Services, Inc. company guaranty sr. unsec. unsub. notes 4 7/8s, 2026		708,000	726,940

Citigroup, Inc. jr. unsec. sub. FRB Ser. P, 5.95s, perpetual maturity		956,000	925,982

Citigroup, Inc. jr. unsec. sub.FRN 5 7/8s, perpetual maturity		402,000	387,930

CNO Financial Group, Inc. sr. unsec. unsub. notes 5 1/4s, 2025		345,000	355,136

Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands company guaranty unsec. sub. notes 4 5/8s, 2023 (Netherlands)		250,000	266,184

Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands unsec. sub. notes 5 1/4s, 2045 (Netherlands)		285,000	312,982

Cooperatieve Rabobank UA 144A jr. unsec. sub. FRN 11s, perpetual maturity (Netherlands)		718,000	875,063

Credit Agricole SA 144A unsec. sub. notes 4 3/8s, 2025 (France)		255,000	254,540

Credit Suisse AG/New York, NY sr. unsec. notes 5.3s, 2019		475,000	521,525

Credit Suisse Group AG 144A unsec. sub. notes 6 1/2s, 2023 (Switzerland)		729,000	778,409

DDR Corp. sr. unsec. unsub. notes 7 7/8s, 2020(R)		302,000	364,334

Deutsche Bank AG unsec. sub. notes 4 1/2s, 2025 (Germany)		200,000	184,207

Duke Realty LP company guaranty sr. unsec. unsub. notes 4 3/8s, 2022(R)		1,117,000	1,189,007

EPR Properties company guaranty sr. unsec. sub. notes 5 1/4s, 2023(R)		345,000	359,676

Fairfax US, Inc. 144A company guaranty sr. unsec. notes 4 7/8s, 2024		300,000	297,000

Fifth Third Bancorp jr. unsec. sub. FRB 5.1s, perpetual maturity		217,000	198,419

Five Corners Funding Trust 144A sr. unsec. bonds 4.419s, 2023		425,000	451,548

GE Capital International Funding Co. Unlimited Co. 144A company guaranty sr. unsec. notes 4.418s, 2035 (Ireland)		1,521,000	1,670,183

Goldman Sachs Group, Inc. (The) sr. unsec. notes 7 1/2s, 2019		805,000	923,110

Goldman Sachs Group, Inc. (The) unsec. sub. notes 6 3/4s, 2037		282,000	342,835

Hartford Financial Services Group, Inc. (The) sr. unsec. unsub. notes 6 5/8s, 2040		1,495,000	1,868,959

Healthcare Realty Trust, Inc. sr. unsec. unsub. notes 3 7/8s, 2025(R)		555,000	541,504

Highwood Realty LP sr. unsec. unsub. notes 5.85s, 2017(R)		1,005,000	1,040,469

Hospitality Properties Trust sr. unsec. unsub. notes 4 1/2s, 2025(R)		250,000	243,392

HSBC Bank USA NA/New York NY unsec. sub. notes Ser. BKNT, 5 5/8s, 2035 (United Kingdom)		250,000	287,900

HSBC Bank USA, NA unsec. sub. notes 7s, 2039		342,000	438,062

HSBC Holdings PLC unsec. sub. notes 6 1/2s, 2036 (United Kingdom)		800,000	957,040

HSBC Holdings PLC unsec. sub. notes 4 1/4s, 2025 (United Kingdom)		455,000	457,786

HSBC USA, Inc. sr. unsec. unsub. notes 3 1/2s, 2024		105,000	107,472

ING Bank NV 144A unsec. sub. notes 5.8s, 2023 (Netherlands)		2,225,000	2,456,665

International Lease Finance Corp. sr. unsec. unsub. notes 6 1/4s, 2019		275,000	297,688

Intesa Sanpaolo SpA 144A unsec. sub. notes 5.71s, 2026 (Italy)		825,000	801,730

JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. Z, 5.3s, perpetual maturity		330,000	330,000

JPMorgan Chase & Co. jr. unsec. sub. FRN 7.9s, perpetual maturity		780,000	784,388

JPMorgan Chase Bank, NA unsec. sub. notes Ser. BKNT, 6s, 2017		1,250,000	1,327,566

KKR Group Finance Co., LLC 144A company guaranty sr. unsec. unsub. notes 6 3/8s, 2020		555,000	647,406

Liberty Mutual Group, Inc. 144A company guaranty jr. unsec. sub. bonds 7.8s, 2037		785,000	857,613

Liberty Mutual Insurance Co. 144A unsec. sub. notes 7.697s, 2097		340,000	428,184

Liberty Property LP sr. unsec. unsub. notes 3 3/8s, 2023(R)		100,000	99,418

Lloyds Bank PLC company guaranty sr. unsec. unsub. notes 2.7s, 2020 (United Kingdom)		220,000	224,372

Lloyds Banking Group PLC jr. unsec. sub. FRB 7 1/2s, perpetual maturity (United Kingdom)		200,000	198,300

Lloyds Banking Group PLC unsec. sub. notes 4 1/2s, 2024 (United Kingdom)		530,000	540,984

Lloyds Banking Group PLC 144A unsec. sub. notes 5.3s, 2045 (United Kingdom)		1,404,000	1,454,637

Massachusetts Mutual Life Insurance Co. 144A unsec. sub. notes 8 7/8s, 2039		1,290,000	1,894,268

MetLife Capital Trust IV 144A jr. unsec. sub. notes 7 7/8s, 2037		2,564,000	3,005,008

Mid-America Apartments LP sr. unsec. notes 4.3s, 2023(R)		285,000	300,802

Mitsubishi UFJ Financial Group, Inc. sr. unsec. unsub. notes 3.85s, 2026 (Japan)		640,000	672,479

Nationwide Mutual Insurance Co. 144A unsec. sub. notes 8 1/4s, 2031		415,000	571,065

Neuberger Berman Group, LLC/Neuberger Berman Finance Corp. 144A sr. unsec. notes 4 7/8s, 2045		840,000	720,300

Nordea Bank AB 144A unsec. sub. notes 4 7/8s, 2021 (Sweden)		1,300,000	1,412,212

OneAmerica Financial Partners, Inc. 144A sr. unsec. notes 7s, 2033		370,000	415,935

Pacific LifeCorp 144A sr. unsec. notes 6s, 2020		365,000	404,823

Peachtree Corners Funding Trust 144A company guaranty sr. unsec. unsub. bonds 3.976s, 2025		140,000	141,522

Primerica, Inc. sr. unsec. notes 4 3/4s, 2022		213,000	231,932

Progressive Corp. (The) jr. unsec. sub. FRN 6.7s, 2037		1,939,000	1,830,222

Prudential Financial, Inc. jr. unsec. sub. FRN 5 5/8s, 2043		359,000	376,950

Prudential Financial, Inc. jr. unsec. sub. FRN 5.2s, 2044		1,153,000	1,141,470

Realty Income Corp. sr. unsec. notes 4.65s, 2023(R)		1,045,000	1,128,932

Royal Bank of Canada unsec. sub. notes Ser. GMTN, 4.65s, 2026 (Canada)		420,000	437,702

Royal Bank of Scotland Group PLC jr. unsec. sub. FRB 8s, perpetual maturity (United Kingdom)		1,815,000	1,740,131

Royal Bank of Scotland Group PLC unsec. sub. bonds 5 1/8s, 2024 (United Kingdom)		425,000	415,997

Santander Issuances SAU company guaranty unsec. sub. notes 5.179s, 2025 (Spain)		1,200,000	1,191,053

Santander Issuances SAU 144A company guaranty unsec. sub. notes 5.911s, 2016 (Spain)		1,100,000	1,100,006

Santander UK PLC 144A unsec. sub. notes 5s, 2023 (United Kingdom)		430,000	446,647

Select Income REIT sr. unsec. unsub. notes 3.6s, 2020(R)		290,000	293,138

Select Income REIT sr. unsec. unsub. notes 2.85s, 2018(R)		290,000	290,139

Standard Chartered PLC 144A jr. unsec. sub. FRB 7.014s, perpetual maturity (United Kingdom)		1,400,000	1,407,000

State Street Capital Trust IV company guaranty jr. unsec. sub. FRB 1.634s, 2037		2,021,000	1,477,852

Sumitomo Mitsui Financial Group, Inc. 144A unsec. sub. bonds 4.436s, 2024 (Japan)		412,000	428,343

Teachers Insurance & Annuity Association of America 144A unsec. sub. notes 6.85s, 2039		263,000	341,073

TIERS Trust/United States 144A sr. bonds stepped-coupon stepped-coupon zero % (8 1/8s, 3/15/18), 2046(STP)		570,000	575,700

Travelers Property Casualty Corp. company guaranty sr. unsec. unsub. bonds 7 3/4s, 2026		295,000	390,213

UBS AG/Stamford, CT unsec. sub. notes 7 5/8s, 2022		2,640,000	3,039,300

Vereit Operating Partnership LP company guaranty sr. unsec. notes 4.6s, 2024(R)		720,000	720,274

Wells Fargo & Co. jr. unsec. sub. FRB Ser. U, 5 7/8s, perpetual maturity		580,000	619,150

Willis Towers Watson PLC company guaranty sr. unsec. unsub. notes 5 3/4s, 2021		710,000	793,225

WP Carey, Inc. sr. unsec. unsub. notes 4.6s, 2024(R)		1,050,000	1,063,920

ZFS Finance USA Trust V 144A jr. unsec. sub. FRB 6 1/2s, 2037		214,000	213,733

			76,371,389
Government (0.4%)

International Bank for Reconstruction & Development sr. unsec. unsub. bonds 7 5/8s, 2023 (Supra-Nation)		4,000,000	5,470,200

			5,470,200
Health care (0.3%)

AbbVie, Inc. sr. unsec. notes 3.6s, 2025		194,000	203,277

Actavis Funding SCS company guaranty sr. unsec. notes 4 3/4s, 2045 (Luxembourg)		373,000	377,300

Actavis Funding SCS company guaranty sr. unsec. notes 3.45s, 2022 (Luxembourg)		186,000	190,547

Aetna, Inc. sr. unsec. notes 6 3/4s, 2037		95,000	123,999

Anthem, Inc. sr. unsec. unsub. notes 4 5/8s, 2042		205,000	213,254

HCA, Inc. company guaranty sr. bonds 5 1/4s, 2026		185,000	192,169

HCA, Inc. company guaranty sr. sub. notes 5s, 2024		430,000	445,050

Omega Healthcare Investors, Inc. company guaranty sr. unsec. bonds 5 1/4s, 2026(R)		510,000	518,925

Omega Healthcare Investors, Inc. company guaranty sr. unsec. notes 4 1/2s, 2027(R)		145,000	137,750

Omega Healthcare Investors, Inc. company guaranty sr. unsec. unsub. notes 4.95s, 2024(R)		659,000	673,636

Quest Diagnostics, Inc. company guaranty sr. unsec. notes 4 3/4s, 2020		121,000	131,387

UnitedHealth Group, Inc. sr. unsec. unsub. notes 4 5/8s, 2041		300,000	328,080

			3,535,374
Technology (0.2%)

Apple, Inc. sr. unsec. notes 3.45s, 2024		215,000	229,267

Apple, Inc. sr. unsec. unsub. notes 4 3/8s, 2045		297,000	314,649

Apple, Inc. sr. unsec. unsub. notes 3.85s, 2043		421,000	407,638

Fidelity National Information Services, Inc. company guaranty sr. unsec. unsub. notes 5s, 2022		948,000	990,066

Jabil Circuit, Inc. sr. unsec. sub. notes 8 1/4s, 2018		162,000	176,175

SoftBank Corp. 144A company guaranty sr. unsec. unsub. notes 4 1/2s, 2020 (Japan)		245,000	248,675

			2,366,470
Transportation (0.2%)

Aviation Capital Group Corp. 144A sr. unsec. unsub. notes 7 1/8s, 2020		265,000	299,450

Burlington Northern Santa Fe, LLC sr. unsec. notes 5.4s, 2041		605,000	738,919

Burlington Northern Santa Fe, LLC sr. unsec. unsub. notes 5 3/4s, 2040		145,000	184,058

Continental Airlines, Inc. pass-through certificates Ser. 97-4A, 6.9s, 2018		31,443	31,914

Continental Airlines, Inc. pass-through certificates Ser. 98-1A, 6.648s, 2017		62,003	63,321

Norfolk Southern Corp. sr. unsec. unsub. bonds 6s, 2111		390,000	451,582

Southwest Airlines Co. 2007-1 Pass Through Trust pass-through certificates Ser. 07-1, 6.15s, 2022		586,172	662,374

United Airlines 2014-2 Class A Pass Through Trust sr. notes Ser. A, 3 3/4s, 2026		218,453	226,645

			2,658,263
Utilities and power (1.4%)

Appalachian Power Co. sr. unsec. unsub. notes Ser. L, 5.8s, 2035		510,000	598,531

Arizona Public Services Co. sr. unsec. notes 4 1/2s, 2042		138,000	153,000

Beaver Valley II Funding Corp. sr. bonds 9s, 2017		35,000	35,175

Commonwealth Edison Co. sr. mtge. bonds 5 7/8s, 2033		595,000	745,786

Consolidated Edison Co. of New York, Inc. sr. unsec. unsub. notes 4.2s, 2042		220,000	231,564

Duke Energy Carolinas, LLC sr. mtge. notes 4 1/4s, 2041		450,000	490,388

EDP Finance BV 144A sr. unsec. unsub. notes 6s, 2018 (Netherlands)		685,000	722,675

EDP Finance BV 144A sr. unsec. unsub. notes 5 1/4s, 2021 (Netherlands)		365,000	384,425

El Paso Natural Gas Co., LLC company guaranty sr. unsec. unsub. notes 8 3/8s, 2032		490,000	540,143

Electricite de France (EDF) 144A jr. unsec. sub. FRN 5 5/8s, perpetual maturity (France)		360,000	346,014

Electricite de France (EDF) 144A jr. unsec. sub. FRN 5 1/4s, perpetual maturity (France)		252,000	244,125

Electricite de France (EDF) 144A sr. unsec. notes 6.95s, 2039 (France)		784,000	1,038,479

Electricite de France (EDF) 144A sr. unsec. unsub. notes 6s, 2114 (France)		200,000	207,091

Electricite de France (EDF) 144A sr. unsec. unsub. notes 5.6s, 2040 (France)		640,000	726,168

Enel Finance International SA 144A company guaranty sr. unsec. unsub. notes 5 1/8s, 2019 (Netherlands)		360,000	396,793

Energy Transfer Partners LP sr. unsec. unsub. notes 7.6s, 2024		470,000	513,531

Energy Transfer Partners LP sr. unsec. unsub. notes 6 1/2s, 2042		766,000	740,466

Energy Transfer Partners LP sr. unsec. unsub. notes 5.2s, 2022		240,000	242,339

FirstEnergy Transmission, LLC 144A sr. unsec. unsub. notes 5.45s, 2044		1,120,000	1,202,762

Iberdrola International BV company guaranty sr. unsec. unsub. bonds 6 3/4s, 2036 (Spain)		185,000	237,918

ITC Holdings Corp. 144A sr. unsec. notes 6.05s, 2018		365,000	388,044

Kinder Morgan Energy Partners LP company guaranty sr. unsec. notes 5.4s, 2044		179,000	160,945

Kinder Morgan Energy Partners LP company guaranty sr. unsec. notes 3 1/2s, 2021		420,000	411,582

Kinder Morgan, Inc. company guaranty sr. unsec. unsub. notes 3.05s, 2019		235,000	233,678

Oncor Electric Delivery Co., LLC sr. notes 7s, 2022		445,000	556,901

Oncor Electric Delivery Co., LLC sr. notes 4.1s, 2022		441,000	481,347

Pacific Gas & Electric Co. sr. unsec. notes 6.35s, 2038		418,000	554,456

Pacific Gas & Electric Co. sr. unsec. unsub. notes 5.8s, 2037		140,000	177,120

Potomac Edison Co. (The) 144A sr. bonds 5.8s, 2016		331,000	335,888

PPL Capital Funding, Inc. company guaranty sr. unsec. unsub. notes 4.2s, 2022		145,000	156,419

Puget Sound Energy, Inc. jr. unsec. sub. FRN Ser. A, 6.974s, 2067		656,000	501,840

Texas-New Mexico Power Co. 144A 1st sr. bonds Ser. A, 9 1/2s, 2019		889,000	1,044,576

TransCanada PipeLines, Ltd. jr. unsec. sub. FRN 6.35s, 2067 (Canada)		1,145,000	787,188

WEC Energy Group jr. unsec. sub. FRN 6 1/4s, 2067		1,945,000	1,604,625

			17,191,982

Total corporate bonds and notes (cost $174,779,760)			$184,066,653

MORTGAGE-BACKED SECURITIES (1.5%)(a)
		Principal amount	Value

Citigroup Commercial Mortgage Trust
FRB Ser. 07-C6, Class A4, 5.899s, 2049		$2,500,000	$2,589,370
Ser. 14-GC21, Class AS, 4.026s, 2047		508,000	543,225

COMM Mortgage Trust
FRB Ser. 12-LC4, Class C, 5.819s, 2044		500,000	539,550
FRB Ser. 14-CR18, Class C, 4.896s, 2047		3,089,000	3,190,290
Ser. 13-CR13, Class AM, 4.449s, 2023		669,000	741,177
Ser. 12-LC4, Class AM, 4.063s, 2044		730,000	787,816
Ser. 12-CR1, Class AM, 3.912s, 2045		1,046,000	1,122,050

Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt Notes FRB Ser. 15-DN1, Class M1, 1.689s, 2025		186,773	186,913
Structured Agency Credit Risk Debt Notes FRB Ser. 15-DNA1, Class M1, 1.339s, 2027		454,409	453,091
FRB Ser. T-56, Class A, IO, 0.524s, 2043		3,590,869	59,756
FRB Ser. T-56, Class 2, IO, zero %, 2043		5,280,446	—

Federal National Mortgage Association Ser. 01-79, Class BI, IO, 0.303s, 2045		1,056,792	9,578

FIRSTPLUS Home Loan Owner Trust Ser. 97-3, Class B1, 7.79s, 2023 (In default)(NON)		194,241	19

GE Business Loan Trust 144A FRB Ser. 04-2, Class D, 3.183s, 2032		72,453	64,860

JPMBB Commercial Mortgage Securities Trust Ser. 13-C14, Class AS, 4.409s, 2046		493,000	543,516

JPMorgan Chase Commercial Mortgage Securities Trust
Ser. 06-LDP8, Class A4, 5.399s, 2045		162,559	163,128
FRB Ser. 12-C6, Class D, 5.365s, 2045		772,000	769,838
Ser. 04-LN2, Class A2, 5.115s, 2041		17,090	17,109
FRB Ser. 13-C13, Class C, 4.189s, 2046		450,000	436,552

JPMorgan Chase Commercial Mortgage Securities Trust 144A FRB Ser. 12-C8, Class D, 4.813s, 2045		524,000	485,224

LB Commercial Mortgage Trust 144A
Ser. 99-C1, Class G, 6.41s, 2031		230,932	236,157
Ser. 98-C4, Class H, 5.6s, 2035		441,375	448,875

ML-CFC Commercial Mortgage Trust FRB Ser. 06-2, Class AM, 6.103s, 2046		935,000	934,925

Morgan Stanley Capital I Trust 144A FRB Ser. 12-C4, Class D, 5.708s, 2045		1,794,000	1,722,061

TIAA Real Estate CDO, Ltd. 144A Ser. 03-1A, Class E, 8s, 2038		2,195,300	548,825

UBS-Barclays Commercial Mortgage Trust 144A FRB Ser. 12-C4, Class XA, IO, 1.953s, 2045		12,955,520	1,075,260

WF-RBS Commercial Mortgage Trust Ser. 14-C19, Class C, 4.646s, 2047		394,000	384,268

Total mortgage-backed securities (cost $18,359,439)			$18,053,433

CONVERTIBLE PREFERRED STOCKS (0.1%)(a)
		Shares	Value

Oportun Financial Corp. Ser. A-1, 8.00% cv. pfd. (acquired 6/23/15, cost $1,057) (Private)(F)(RES)(NON)		371	$952

Oportun Financial Corp. Ser. B-1, 8.00% cv. pfd. (acquired 6/23/15, cost $20,210) (Private)(F)(RES)(NON)		6,416	18,189

Oportun Financial Corp. Ser. C-1, 8.00% cv. pfd. (acquired 6/23/15, cost $47,464) (Private)(F)(RES)(NON)		9,325	42,718

Oportun Financial Corp. Ser. D-1, 8.00% cv. pfd. (acquired 6/23/15, cost $68,847) (Private)(F)(RES)(NON)		13,526	61,963

Oportun Financial Corp. Ser. E-1, 8.00% cv. pfd. (acquired 6/23/15, cost $38,611) (Private)(F)(RES)(NON)		7,033	34,750

Oportun Financial Corp. Ser. F, 8.00% cv. pfd. (acquired 6/23/15, cost $116,544) (Private)(F)(RES)(NON)		15,175	104,890

Oportun Financial Corp. Ser. F-1, 8.00% cv. pfd. (acquired 6/23/15, cost $326,895) (Private)(F)(RES)(NON)		114,700	294,206

Oportun Financial Corp. Ser. G, 8.00% cv. pfd. (acquired 6/23/15, cost $413,355) (Private)(F)(RES)(NON)		145,037	372,020

Oportun Financial Corp. Ser. H, 8.00% cv. pfd. (acquired 2/6/15, cost $633,655) (Private)(F)(RES)(NON)		222,546	570,290

Total convertible preferred stocks (cost $1,666,638)			$1,499,978

MUNICIPAL BONDS AND NOTES (0.1%)(a)
		Principal amount	Value

CA State G.O. Bonds (Build America Bonds), 7 1/2s, 4/1/34		$215,000	$320,587

North TX, Tollway Auth. Rev. Bonds (Build America Bonds), 6.718s, 1/1/49		350,000	513,401

OH State U. Rev. Bonds (Build America Bonds), 4.91s, 6/1/40		275,000	323,395

Total municipal bonds and notes (cost $841,360)			$1,157,383

SHORT-TERM INVESTMENTS (7.2%)(a)
		Principal amount/shares	Value

Putnam Short Term Investment Fund 0.44%(AFF)	Shares	87,185,060	$87,185,060

U.S. Treasury Bills 0.30%, May 19, 2016(SEGSF)		$130,000	129,990

U.S. Treasury Bills 0.32%, May 12, 2016(SEGSF)		80,000	79,997

Total short-term investments (cost $87,395,033)			$87,395,047

TOTAL INVESTMENTS

Total investments (cost $1,234,913,094)(b)			$1,278,578,449

FORWARD CURRENCY CONTRACTS at 4/30/16 (aggregate face value $31,187,821) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Barclays Bank PLC
	Canadian Dollar	Sell	7/21/16	$2,964,557	$2,833,549	$(131,008)
Citibank, N.A.
	Euro	Sell	6/15/16	4,172,544	4,015,676	(156,868)
Credit Suisse International
	British Pound	Sell	6/15/16	7,844,478	7,550,501	(293,977)
	Canadian Dollar	Sell	7/21/16	1,767,847	1,692,293	(75,554)
HSBC Bank USA, National Association
	British Pound	Sell	6/15/16	81,541	78,490	(3,051)
JPMorgan Chase Bank N.A.
	British Pound	Sell	6/15/16	4,401,769	4,237,171	(164,598)
	Canadian Dollar	Sell	7/21/16	4,524,703	4,326,102	(198,601)
State Street Bank and Trust Co.
	Israeli Shekel	Sell	7/21/16	2,271,798	2,249,370	(22,428)
UBS AG
	Euro	Sell	6/15/16	4,306,917	4,204,669	(102,248)

Total						$(1,148,333)

TBA SALE COMMITMENTS OUTSTANDING at 4/30/16 (proceeds receivable $11,469,453) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

Government National Mortgage Association, 3 1/2s, May 1, 2046	$4,000,000	5/23/2016	$4,225,624
Government National Mortgage Association, 3s, May 1, 2046	7,000,000	5/23/2016	7,248,282

Total			$11,473,906

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 4/30/16 (Unaudited)

		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

JPMorgan Chase Bank N.A.
baskets	24,187	$—	7/16/16	(3 month USD-LIBOR-BBA plus 0.30%)	A basket (JPCMPTMD) of common stocks	$17,082

Total		$—	$17,082

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
BKNT	Bank Note
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period
GMTN	Global Medium Term Notes
G.O. Bonds	General Obligation Bonds
IO	Interest Only
MTN	Medium Term Notes
TBA	To Be Announced Commitments

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from August 1, 2015 through April 30, 2016 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $1,218,287,840.
(b)	The aggregate identified cost on a tax basis is $1,238,145,804, resulting in gross unrealized appreciation and depreciation of $94,551,824 and $54,119,178, respectively, or net unrealized appreciation of $40,432,645.
(NON)	This security is non-income-producing.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $2,168,965, or 0.2% of net assets.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Short Term Investment Fund*	$48,223,912	$227,091,804	$188,130,656	$174,875	$87,185,060
* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(R)	Real Estate Investment Trust.
At the close of the reporting period, the fund maintained liquid assets totaling 42,479,710 to cover certain derivative contracts and delayed delivery securities.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.

Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source.The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to gain exposure to a basket of securities (equities in this case).
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund's maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
For the fund's average notional amount on OTC total return swap contracts, see the appropriate table at the end of these footnotes.
TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund's custodian and identified in the fund's portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund's net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund's net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty's long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund's counterparties to elect early termination could impact the fund's future derivative activity.
At the close of the reporting period, the fund had a net liability position of $1,131,251 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $1,073,238 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Basic materials	$27,617,637	$4,142,961	$—
Capital goods	42,595,205	807,376	—
Communication services	41,029,045	—	—
Conglomerates	10,815,432	—	—
Consumer cyclicals	90,512,977	—	—
Consumer staples	79,405,938	—	320,701
Energy	49,746,215	4,469,509	—
Financials	113,117,767	3,175,486	348,286
Health care	88,950,213	—	—
Miscellaneous	180,290	—	—
Technology	134,675,953	1,422,107	—
Transportation	13,897,182	—	—
Utilities and power	26,963,327	2,315,565	—
Total common stocks	719,507,181	16,333,004	668,987
Convertible preferred stocks	—	—	1,499,978
Corporate bonds and notes	—	183,490,953	575,700
Mortgage-backed securities	—	17,504,589	548,844
Municipal bonds and notes	—	1,157,383	—
U.S. government and agency mortgage obligations	—	84,870,011	—
U.S. treasury obligations	—	165,026,772	—
Short-term investments	87,185,060	209,987	—

Totals by level	$806,692,241	$468,592,699	$3,293,509

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(1,148,333)	$—
TBA sale commitments	—	(11,473,906)	—
Total return swap contracts	—	17,082	—

Totals by level	$—	$(12,605,157)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
During the reporting period, transfers within the fair value hierarchy, if any (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above), did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Foreign exchange contracts	$—	$1,148,333
Equity contracts	17,082	—

Total	$17,082	$1,148,333

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)		$42,300,000
OTC total return swap contracts (notional)		$2,400,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Barclays Bank PLC	Citibank, N.A.	Credit Suisse International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	State Street Bank and Trust Co.	UBS AG	Total

	Assets:
	OTC Total return swap contracts*#	—	—	—	—	17,082	—	—	17,082
	Forward currency contracts#	—	—	—	—	—	—	—	—

	Total Assets	$—	$—	$—	$—	$17,082	$—	$—	$17,082

	Liabilities:
	OTC Total return swap contracts*#	—	—	—	—	—	—	—	—
	Forward currency contracts#	131,008	156,868	369,531	3,051	363,199	22,428	102,248	1,148,333

	Total Liabilities	$131,008	$156,868	$369,531	$3,051	$363,199	$22,428	$102,248	$1,148,333

	Total Financial and Derivative Net Assets	$(131,008)	$(156,868)	$(369,531)	$(3,051)	$(346,117)	$(22,428)	$(102,248)	$(1,131,251)
	Total collateral received (pledged)##†	$(122,929)	$(143,244)	$(354,815)	$—	$(341,717)	$—	$(102,248)
	Net amount	$(8,079)	$(13,624)	$(14,716)	$(3,051)	$(4,400)	$(22,428)	$—

*	Excludes premiums, if any.

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

George Putnam Balanced Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: June 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: June 28, 2016

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: June 28, 2016